Segment information - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 segment	Dec. 31, 2021 category	Dec. 31, 2020 segment
Operating Segments [Abstract]
Number of operating segments	2	2	1
Number of reportable segments	2